Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 15, 2023	Feb. 21, 2023	Jan. 01, 2023	Mar. 31, 2023	Dec. 31, 2022
Subsequent events
Common stock dividend declared					$ 0.08
Payments of dividend					$ 10,664
Repurchase of treasury shares					$ 229
Denver-Julesburg
Subsequent events
Property Plant and Equipment, Additions				$ 17,900
Subsequent Events
Subsequent events
Common stock dividend declared		$ 0.11
Payments of dividend	$ 14,600
Repurchase of treasury shares			$ 1,400
Repurchase of treasury shares (Shares)			222,498
Subsequent Events | Permian
Subsequent events
Property Plant and Equipment, Additions				$ 6,900